Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of prepayments and other current assets, net

	As of December 31,
	2022	2023
	RMB	RMB	US$
Other receivables from advertisers	857,135	878,754	123,770
Advances to suppliers	137,419	139,772	19,686
Prepaid expenses	25,506	26,144	3,682
Inventories (i)	16,695	40,573	5,715
Receivable from third-party payment platform	51,014	29,573	4,165
Convertible loans	10,093	10,465	1,474
Others	72,371	68,975	9,715
Impairment of prepayments and inventory	(102,145)	(108,003)	(15,212)
Allowance for credit losses	(99,943)	(113,126)	(15,933)
Total	968,145	973,127	137,062

(i)
Inventories consist of materials and finished goods, as of December 31, 2022 and 2023, inventories net of impairment reserve were RMB4,283 and RMB28,042(US$3,950). For the years ended December 31, 2021, 2022 and 2023, the group recorded impairment reserve of RMB7,618, nil and RMB2,627(US$370) , respectively.

Schedule of movement in the allowance for credit losses

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB	USD
Balance as of January 1	102,985	99,943	14,077
Addition	19,266	12,243	1,724
Amounts written off	(27,623)	—	—
Foreign Exchange effect	5,315	940	132
Balance as of December 31	99,943	113,126	15,933